BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill	$ 497,453	$ 511,333		$ 234,161
Measurement Period Adjustments
Goodwill	(773)
Legacy Dole
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets, less inventory and cash acquired	617,552	611,526
Inventory	256,979	257,201
Property, plant and equipment	1,262,914	1,265,303
Intangible assets	310,659	310,659	$ 310,700
Other assets	423,855	427,153
Goodwill	273,274	274,048	$ 273,300
Current liabilities, less current portion of debt	(664,464)	(662,590)
Debt	(1,392,343)	(1,392,176)
Other liabilities	(618,495)	(621,193)
Assets and liabilities acquired	469,931	469,931
Noncontrolling interests assumed	(9,618)	(9,618)
Net assets and liabilities acquired	460,313	$ 460,313
Measurement Period Adjustments
Current assets, less inventory and cash acquired	6,026
Inventory	(222)
Property, plant and equipment	(2,389)
Other assets	(3,298)
Goodwill	(774)
Current liabilities, less current portion of debt	(1,874)
Debt	(167)
Other liabilities	2,698
Assets and liabilities acquired	$ 0